UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-7740
Western Asset
2008 Worldwide Dollar Government Term Trust Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-725-6666
Date of fiscal year end: July 31
Date of reporting period: October 31, 2006
ITEM 1. SCHEDULE OF INVESTMENTS

WESTERN ASSET
2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.
FORM NQ
OCTOBER 31, 2006

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.
Schedule of Investments (unaudited)

Face
Amount†	Security(a)	Value
MORTGAGE-BACKED SECURITIES — 114.3%
FHLMC — 27.9%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
684,252	7.000% due 10/1/17-11/1/32	$706,818
90,000,000	5.000% due 8/14/36 (b)(c)	86,962,500
24,000,000	5.500% due 8/14/36 (b)(c)	23,737,488

	TOTAL FHLMC	111,406,806

FNMA — 51.0%
	Federal National Mortgage Association (FNMA):
40,000,000	5.000% due 11/14/36 (b)(c)	38,625,000
67,100,000	6.000% due 11/14/36 (b)(c)	67,519,375
95,900,000	6.500% due 11/14/36 (b)(c)	97,758,062

	TOTAL FNMA	203,902,437

GNMA — 35.4%
	Government National Mortgage Association (GNMA):
40,000,000	5.000% due 8/21/36 (b)(c)	38,806,250
94,900,000	6.000% due 8/21/36 (b)(c)	96,204,875
6,100,000	6.500% due 11/21/36 (b)(c)	6,263,938

	TOTAL GNMA	141,275,063

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $447,898,398)	456,584,306

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
1,744,778	Series 2591, Class LI, PAC-1 IO, 5.500% due 4/15/21	18,669
13,619,496	Series 2591, Class PI, PAC-1 IO, 5.500% due 2/15/30	1,950,094
8,029,193	Series 2594, Class IO, PAC IO, 5.000% due 3/15/14	297,207
9,701,938	Series 2595, Class WT, PAC IO, 5.500% due 9/15/22	332,110
11,841,476	Series 2603, Class LI, PAC-1 IO, 5.500% due 9/15/28	1,303,844
8,142,009	Series 2617, Class IB, PAC IO, 4.500% due 8/15/12	251,831
5,497,906	Series 2617, Class IE, PAC IO, 4.500% due 5/15/15	619,485
10,232,329	Series 2638, Class DI, PAC IO, 5.000% due 5/15/23	1,734,624
3,001,245	Series 2639, Class UI, PAC-1 IO, 5.000% due 3/15/22	549,849
11,618,775	Series 2645, Class IW, PAC IO, 5.000% due 7/15/26	946,048
2,661,593	Series 2687, Class IA, PAC IO, 5.500% due 9/15/22	76,720
4,760,484	Series 2742, Class IL, PAC IO, 5.000% due 9/15/12	120,600
	Federal National Mortgage Association (FNMA):
4,365,993	Series 2003-090, Class UC, IO, 5.500% due 8/25/22	71,416
15,112,784	Series 2003-122, Class IB, IO, 5.000% due 5/25/16	791,058
10,061,555	Series 2004-31, Class IC, IO, 4.500% due 1/25/14	627,184
16,373,415	Series 352, Class 2, IO, 5.500% due 7/1/34	3,835,842
	Strip:
18,606,458	Series 332, Class 2, IO, 6.000% due 3/1/33	4,234,554
15,167,563	Series 337, Class 2, IO, 5.000% due 7/1/33	3,555,696
2,321,076	Government National Mortgage Association (GNMA), Series 2003-12, Class IN, PAC, IO, 5.500% due 2/16/28	106,645

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $18,201,522)	21,423,476

CORPORATE BONDS & NOTES — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
4,320,000	Pemex Project Funding Master Trust, Notes, 5.750% due 12/15/15 (d)	4,271,400

Road & Rail — 0.0%
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
See Notes to Schedule of Investments.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.
Schedule of Investments (unaudited) (continued)

Face
Amount†	Security(a)	Value
Road & Rail — 0.0% (continued)
140,000	10.250% due 6/15/07	$143,675
50,000	12.500% due 6/15/12	55,000

	Total Road & Rail	198,675

	TOTAL CORPORATE BONDS & NOTES (Cost — $4,210,993)	4,470,075

MUNICIPAL BONDS — 8.7%
Pennsylvania — 1.2%
	Westmoreland County, PA, GO, Refunding, Series G, FGIC-Insured:
2,665,000	Zero coupon bond to yield 3.845% due 6/1/08	2,516,773
2,515,000	Zero coupon bond to yield 3.904% due 12/1/08	2,331,631

	Total Pennsylvania	4,848,404

Texas — 7.5%
11,200,000	Austin, TX, Utility Systems Revenue, Refunding, Series A, Prior Lien, MBIA-Insured, zero coupon bond to yield 3.901% due 11/15/08	10,400,656
	Edinburg, TX, Consolidated ISD, GO, Refunding School Building, PSFG-Insured:
1,845,000	Zero coupon bond to yield 3.823% due 2/15/08	1,761,403
2,705,000	Zero coupon bond to yield 3.938% due 2/15/09	2,486,707
5,470,000	Harris County, TX, GO, Series A, FGIC-Insured, zero coupon bond to yield 3.873% due 8/15/08	5,126,812
10,535,000	Texas State Public Finance Authority, Capital Appreciation Refunding, MBIA-Insured, zero coupon bond to yield 3.810% due 2/1/08	10,073,356

	Total Texas	29,848,934

	TOTAL MUNICIPAL BONDS (Cost — $33,892,100)	34,697,338

SOVEREIGN BONDS — 23.3%
Argentina — 2.2%
	Republic of Argentina:
6,654,036	Discount Notes, 8.280% due 12/31/33	6,710,596
17,748,317	GDP Linked Securities, 0.624% due 12/15/35 (e)	1,941,666

	Total Argentina	8,652,262

Brazil — 2.1%
	Federative Republic of Brazil:
5,980,000	11.000% due 8/17/40	7,874,165
519,000	Collective Action Securities, Notes, 8.000% due 1/15/18	574,403

	Total Brazil	8,448,568

Colombia — 2.4%
	Republic of Colombia:
6,500,000	10.000% due 1/23/12	7,637,500
605,000	11.750% due 2/25/20	865,604
1,050,000	7.375% due 9/18/37	1,086,750

	Total Colombia	9,589,854

Mexico — 1.7%
	United Mexican States, Medium-Term Notes, Series A:
3,953,000	6.375% due 1/16/13	4,155,591
2,200,000	7.500% due 4/8/33	2,591,600

	Total Mexico	6,747,191

Panama — 2.1%
6,375,000	Republic of Panama, 9.375% due 4/1/29	8,311,406

See Notes to Schedule of Investments.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.
Schedule of Investments (unaudited) (continued)

Face
Amount†	Security(a)	Value
SOVEREIGN BONDS — 23.3%
Peru — 1.6%
	Republic of Peru:
1,175,000	9.125% due 2/21/12	$1,359,475
5,092,000	PDI, 5.000% due 3/7/17 (e)	5,066,540

	Total Peru	6,426,015

Poland — 8.2%
	Republic of Poland:
16,380,000	Par Bonds, 4.000% due 10/27/24 (e)	14,905,800
19,000,000	Series RSTA, 4.750% due 10/27/24 (e)	18,050,000

	Total Poland	32,955,800

Russia — 3.0%
	Russian Federation:
1,800,000	11.000% due 7/24/18 (d)	2,598,750
8,280,000	5.000% due 3/31/30 (d)(e)	9,286,538

	Total Russia	11,885,288

	TOTAL SOVEREIGN BONDS (Cost — $81,613,059)	93,016,384

Warrants		Value
WARRANT — 2.7%
328,650	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20 (Cost — $0)	10,722,206

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $585,816,072)	620,913,785

Face
Amount		Value
SHORT-TERM INVESTMENTS — 58.1%
Commercial Paper — 9.0%
$4,000,000	Abbey National NA LLC, 5.299% due 12/5/06 (f)	3,980,242
4,000,000	Bank of Ireland, 5.320% due 12/5/06 (f)	3,980,167
4,000,000	Barclays Bank PLC, 5.330% due 12/5/06 (f)	3,980,129
4,000,000	Danske Corp., 5.316% due 12/7/06 (f)	3,979,020
4,000,000	HBOS Treasury Services PLC, 5.337% due 12/6/06 (f)	3,979,525
4,000,000	Natexis Banques Populaires U.S., 5.314% due 12/4/06 (f)	3,980,768
4,000,000	Nordea North America Inc., 5.315% due 12/6/06 (f)	3,979,603
4,000,000	Rabobank USA Financial Corp., 5.290% due 12/6/06 (f)	3,979,700
4,000,000	UBS Finance Delaware LLC, 5.310% due 12/5/06 (f)	3,980,204

	Total Commercial Paper (Cost — $35,819,358)	35,819,358

U.S. Government Agency — 0.5%
2,200,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (f)(g) (Cost — $2,127,889)	2,128,106

Repurchase Agreement — 48.6%
193,964,000	Nomura Securities International Inc. repurchase agreement dated 10/31/06, 5.280% due 11/1/06; Proceeds at maturity — $193,992,448; (Fully collateralized by various U.S Treasury Note 5.000% to 6.000% due 5/15/08 to 3/15/16; Market value — $197,844,066) (Cost — $193,964,000)	193,964,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $231,911,247)	231,911,464

	TOTAL INVESTMENTS — 213.6% (Cost — $817,727,319#)	$852,825,249
	Liabilities in Excess of Other Assets — (113.6)%	(453,581,082)

	TOTAL NET ASSETS — 100.0%	$399,244,167

See Notes to Schedule of Investments.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.
Schedule of Investments (unaudited) (continued)

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)	All or a portion of this security is segregated for TBA’s, mortgage dollar rolls and open futures contracts.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2006.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

FGIC — Financial Guaranty Insurance Company

GDP — Gross Domestic Product

GO — General Obligation

IO — Interest Only

ISD — Independent School District

MBIA — Municipal Bond Investors Assurance Corporation

PAC — Planned Amortization Class

PDI — Past Due Interest

PSFG — Permanent School Fund Guaranty

RSTA — Revolving Short-Term Agreement
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Western Asset 2008 Worldwide Dollar Government Term Trust Inc. (the “Fund”) was incorporated in Maryland on May 24, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The investment objective of the Fund is to manage a portfolio of fixed income securities so as to return $10 per share to investors on or about November 30, 2008 while providing high monthly income. No assurance can be given that the Fund’s investment objective will be achieved.
The Fund seeks to achieve its investment objective by investing substantially all (at least 90%) of its assets, under normal conditions, in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by foreign governments (sovereign bonds) and collateralized in full as to principal due at their maturity by U.S. government securities and zero-coupon obligations of municipal issuers. The market prices of the securities in which the Fund invests are expected to fluctuate with changes in interest rates and the perceived credit quality of such assets. The Fund’s investments in sovereign bonds may be affected by political, social, economic or diplomatic changes in such countries and the Fund’s investment in such securities increases the risk that the Fund will return less than $10 per share in the year 2008. At October 31, 2006, a significant portion of the Fund’s investments was in sovereign debt of emerging market countries. In addition, the Fund’s investment in mortgage-backed securities is subject to the risk that rapid principal repayment, including prepayment, may have an adverse effect on the yield to maturity of such securities.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Stripped Securities. The Fund invests in “Stripped Securities” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been

Notes to Schedule of Investments (unaudited)(continued)
stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(h) Other Risks. Consistent with its objectives to seek high current income , the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss principal is greater.
(i) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At October 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,374,508
Gross unrealized depreciation	(1,276,578)

Net unrealized appreciation	$35,097,930

Notes to Schedule of Investments (unaudited)(continued)
At October 31, 2006, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss

Contracts to Buy:
Euro Dollar Futures	400	12/06	$94,647,000	$94,635,000	$(12,000)

Contracts to Sell:
U.S. Treasury 5 Year Notes	45	12/06	$4,721,259	$4,750,312	$(29,053)
U.S. Treasury 10 Year Notes	1,725	12/06	184,659,424	186,677,344	(2,017,920)

					(2,046,973)

Net Unrealized Loss on Open Futures Contracts					$(2,058,973)

The average monthly balance of dollar rolls outstanding for the Fund for the period ended October 31, 2006 was approximately $424,729,373. At October 31, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $447,180,688.
Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at October 31, 2006 included Banc America Securities ($318,283,109) and Bank of New York ($65,325,000).
At October 31, 2006, the Fund held TBA securities with a total cost of $447,180,688.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: December 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: December 28, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer
Date: December 28, 2006